Goodwill and intangible assets (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	[1]	£ 4,885
Intangible assets and goodwill		1,327	£ 4,885	[1]
Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	[2]	4,885
Intangible assets and goodwill		1,327	4,885	[2]
Cost [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		8,130	11,628
Additions and disposals		16	(2,991)
Exchange and other movements		179	(507)
Intangible assets and goodwill		3,959	8,130
Accumulated depreciation, amortisation and impairment [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(3,245)	(4,280)
Disposals		172	1,228
Amortisation charge		(276)	(478)
Impairment charge		(1)	(12)
Exchange and other movements		(111)	297
Intangible assets and goodwill		(2,632)	(3,245)
Goodwill [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		3,850
Intangible assets and goodwill		334	3,850
Goodwill [member] | Cost [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		4,710	4,797
Additions and disposals		0	0
Exchange and other movements		11	(87)
Intangible assets and goodwill		445	4,710
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(860)	(930)
Disposals		0	0
Amortisation charge		0	0
Impairment charge		0	0
Exchange and other movements		(1)	70
Intangible assets and goodwill		(111)	(860)
Internally generated software [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		500
Intangible assets and goodwill		530	500
Internally generated software [member] | Cost [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		1,287	4,422
Additions and disposals		(8)	(2,911)
Exchange and other movements		63	(224)
Intangible assets and goodwill		1,342	1,287
Internally generated software [member] | Accumulated depreciation, amortisation and impairment [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(787)	(1,666)
Disposals		161	1,132
Amortisation charge		(156)	(329)
Impairment charge		(1)	(12)
Exchange and other movements		(29)	88
Intangible assets and goodwill		(812)	(787)
Other software [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		21
Intangible assets and goodwill		22	21
Other software [member] | Cost [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		96	150
Additions and disposals		11	(49)
Exchange and other movements		(7)	(5)
Intangible assets and goodwill		100	96
Other software [member] | Accumulated depreciation, amortisation and impairment [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(75)	(109)
Disposals		(1)	45
Amortisation charge		(11)	(14)
Impairment charge		0	0
Exchange and other movements		9	3
Intangible assets and goodwill		(78)	(75)
Customer lists [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		337
Intangible assets and goodwill		263	337
Customer lists [member] | Cost [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		1,547	1,708
Additions and disposals		0	(12)
Exchange and other movements		83	(149)
Intangible assets and goodwill		1,540	1,547
Customer lists [member] | Accumulated depreciation, amortisation and impairment [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(1,210)	(1,232)
Disposals		0	15
Amortisation charge		(78)	(101)
Impairment charge		0	0
Exchange and other movements		(68)	108
Intangible assets and goodwill		(1,277)	(1,210)
Licences and other [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		177
Intangible assets and goodwill		178	177
Licences and other [member] | Cost [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		490	551
Additions and disposals		13	(19)
Exchange and other movements		29	(42)
Intangible assets and goodwill		532	490
Licences and other [member] | Accumulated depreciation, amortisation and impairment [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(313)	(343)
Disposals		12	36
Amortisation charge		(31)	(34)
Impairment charge		0	0
Exchange and other movements		(22)	28
Intangible assets and goodwill		£ (354)	£ (313)

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.